INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of tax expense (benefit)

	Years Ended December 31,
	2016	2017	2018
Current Tax	253	436	660
Deferred Tax	26	(79)	(91)
Total	279	357	569

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2016	2017	2018
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	3%	1%	15%
Effect of different tax rate of group entities operating in other jurisdictions	(1)%	1%	4%
Effect of change in valuation allowance	1%	—	(1)%
Effect of tax holiday	(3)%	(1)%	(3)%
Effect of cash dividends	3%	(1)%	5%
Effect of disposal of subsidiary	(1)%	—	1%
Effect of excess tax benefit of rewards	—	(3)%	(5)%
Effective tax rate	27%	22%	41%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2016	2017	2018
Aggregate amount	27	24	31
Per share effect—basic	0.10	0.09	0.11
Per share effect—diluted	0.10	0.08	0.10

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2017	2018
Deferred tax assets:
Net loss carryforward	140	181
Deferred revenue	159	186
Deferred rent	9	5
Long-term assets	130	149
Bad debt provision	4	6
Liabilities related to customer loyalty program	37	37
Accrued payroll	14	16
Other accrued expenses	21	14
Share-based compensation	13	17
Others	2	1
Valuation allowance	(123)	(107)
Total deferred tax assets	406	505
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	399	447
Capitalized interest	3	3
Unrealized gain for investment	7	7
Others	13	18
Total deferred tax liabilities	422	475

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2016	2017	2018
Balance at January 1	15	20	26
Addition for tax positions	5	6	(12)
Balance at December 31	20	26	14